Related Party Disclosures (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [line items]
Summary Of Transactions And Balances With Related Parties

Details of transactions and balances with related parties are as follows:

June 30, 2025
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Statement of profit or loss
Revenue	—	—	—	—
Statement of financial position
Accounts receivables and accounts payables	—	—	—	—

	December 31, 2024
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Statement of financial position
Accounts receivables and accounts payables	369	—	—	369

June 30, 2024
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Statement of profit or loss
Revenue	—	—	—	—

Summary Of Remuneration Expenses Recorded For The Members Of Board

The remuneration expenses recorded for the members of the Board of Directors for the six months ended on June 30, 2025 and 2024 are as follows:

(In thousand Euros)	June 30, 2025	June 30, 2024
Short-term benefits	267	340
Non-executive directors remuneration	—	246
Share-based payment plan	—	—
Total	267	586

Remuneration of Directors and Key Management [Member]
Disclosure of transactions between related parties [line items]
Summary Of Transactions And Balances With Related Parties

Details of the remuneration expenses recorded for the Company’s senior management (excluding the executive members of the Board of Directors) are as follows:

(In thousand Euros)	June 30, 2025	June 30, 2024
Short-term benefits	1,003	951
Termination benefits	—	390
Share-based payment plan expenses	430	596
Total	1,433	1,937